Significant Accounting Policies - Employee benefits (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Employee benefits
Impact on Employee benefit expense due to COVID-19		¥ 33,126
Cost of sales
Employee benefits
Employee benefit expense		1,250
Impact on Employee benefit expense due to COVID-19		1,250
Sales and marketing expenses
Employee benefits
Employee benefit expense		21,127
Impact on Employee benefit expense due to COVID-19		21,127
Product development expenses
Employee benefits
Employee benefit expense		5,976
Impact on Employee benefit expense due to COVID-19		5,976
General and administrative expenses
Employee benefits
Employee benefit expense		4,773
Impact on Employee benefit expense due to COVID-19		4,773
Philippines
Employee benefits
Employee benefit expense	¥ 2,969	3,650	¥ 3,281
Defined benefit plan liability	¥ 1,516	¥ 2,508